INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The deferred tax asset is comprised of the following:

	2014	2015
Deferred tax assets
Net operating losses	$4,678,000	$8,174,000
Accrued warranty	77,000	42,000
Other accrued expenses	1,224,000	1,253,000
Total deferred tax assets	5,979,000	9,469,000
Valuation Allowance	(5,979,000)	(9,469,000)
Net deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of the U.S. statutory rate with the Company’s effective test rate is summarized as follows:

	2014	2015
	% of pre-tax Earnings	% of pre-tax Earnings
Federal tax	(34.0)%	(34.0)%
State tax, net	(6.1)	(6.1)
Non-deductible expenses	0.2	8.4
Change in valuation allowance	42.8	31.9
Miscellaneous	(2.9)	(0.2)
	0.0%	0.0%